INITIAL PUBLIC OFFERING (IPO) AND SECONDARY OFFERING (Details) - USD ($)	Mar. 05, 2014	Oct. 02, 2013
Initial Public Offering [Line Items]
Stock issuance cost of secondary offering	$ 400,000
Ordinary shares [Member]
Initial Public Offering [Line Items]
Issuance of ordinary shares in secondary registered public offering, shares	5,403,685
Secondary registered public offering, price per share	$ 28.00
Issuance of ordinary shares to underwriter's options in a secondary registered public offering	704,828
IPO [Member]
Initial Public Offering [Line Items]
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares		5,073,800
Proceeds from initial public offering, net of issuance costs		$ 62,838,000
IPO price per share		$ 14
IPO option to purchase an additional shares, number of shares		661,800